Trade and other payables - Narrative (Details) - Gulf of America Oil Spill $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) participant	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of financial liabilities [line items]
Number of gulf coast states approved by the federal district court included in the agreements (state) | participant	5
Cash Flows From (Used In) Operating Activities, Before Tax	$ 1,192	$ 1,280	$ 1,370
Natural Resource Damages
Disclosure of financial liabilities [line items]
Other payables	3,450
State Claims
Disclosure of financial liabilities [line items]
Other payables	1,926
Clean Water Act Penalties
Disclosure of financial liabilities [line items]
Other payables	$ 2,549